UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00834
Name of Registrant: Vanguard Windsor Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2016
Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (97.1%)[1]
Consumer Discretionary (10.2%)
Lennar Corp. Class A	4,577,090	192,924
Delphi Automotive plc	2,755,500	178,942
* Norwegian Cruise Line Holdings Ltd.	3,258,000	147,815
Newell Rubbermaid Inc.	3,557,700	137,968
Ford Motor Co.	10,435,150	124,596
Ralph Lauren Corp. Class A	1,070,500	120,431
Omnicom Group Inc.	1,502,625	110,218
DR Horton Inc.	3,118,200	85,782
TJX Cos. Inc.	1,194,400	85,089
PulteGroup Inc.	4,251,400	71,253
News Corp. Class A	5,447,250	70,651
Staples Inc.	7,849,780	70,020
Interpublic Group of Cos. Inc.	2,732,025	61,307
Comcast Corp. Class A	832,600	46,384
Lowe's Cos. Inc.	635,000	45,504
* Toll Brothers Inc.	779,400	21,527
News Corp. Class B	1,469,052	19,612
Kohl's Corp.	343,475	17,088
		1,607,111
Consumer Staples (4.2%)
CVS Health Corp.	2,130,825	205,816
Ingredion Inc.	1,761,517	177,420
Wal-Mart Stores Inc.	1,770,650	117,500
British American Tobacco plc	1,720,011	95,846
Kellogg Co.	819,900	60,214
		656,796
Energy (9.4%)
Royal Dutch Shell plc ADR	4,633,903	203,567
Pioneer Natural Resources Co.	1,526,300	189,185
Exxon Mobil Corp.	2,397,975	186,682
Halliburton Co.	4,353,100	138,385
BP plc ADR	4,150,450	134,350
Anadarko Petroleum Corp.	3,132,400	122,445
* Concho Resources Inc.	1,181,000	112,349
Cameco Corp.	8,486,800	103,030
Canadian Natural Resources Ltd.	3,498,800	74,384
*,^ Southwestern Energy Co.	5,710,200	50,764
Apache Corp.	1,143,575	48,648
* Cobalt International Energy Inc.	11,661,068	44,195
Baker Hughes Inc.	922,225	40,126
Murphy Oil Corp.	826,350	16,205
Cenovus Energy Inc.	659,290	8,103
		1,472,418
Financials (28.9%)
American International Group Inc.	6,691,125	377,915
Wells Fargo & Co.	6,449,950	323,981
MetLife Inc.	6,887,525	307,528
Citigroup Inc.	6,575,175	279,971

XL Group plc Class A	7,197,225	260,971
Bank of America Corp.	17,149,600	242,495
Unum Group	6,890,800	197,353
PNC Financial Services Group Inc.	2,211,450	191,622
Ameriprise Financial Inc.	1,735,000	157,278
Weyerhaeuser Co.	5,699,200	145,957
Torchmark Corp.	2,682,100	145,745
Public Storage	566,500	143,642
Principal Financial Group Inc.	3,662,852	139,188
JPMorgan Chase & Co.	2,330,400	138,659
Boston Properties Inc.	1,062,300	123,450
Goldman Sachs Group Inc.	573,900	92,719
Zions Bancorporation	4,058,444	92,045
Franklin Resources Inc.	2,481,775	86,018
Comerica Inc.	2,475,914	84,924
UBS Group AG	5,063,558	84,258
Morgan Stanley	2,982,366	77,184
Axis Capital Holdings Ltd.	1,418,271	76,459
Voya Financial Inc.	2,481,125	75,873
M&T Bank Corp.	667,900	73,589
Regions Financial Corp.	7,925,650	64,356
State Street Corp.	1,071,075	59,691
* Willis Towers Watson plc	476,386	54,532
Bank of Nova Scotia	1,234,200	50,561
SL Green Realty Corp.	516,085	49,859
Allstate Corp.	810,397	49,110
Raymond James Financial Inc.	1,078,800	47,262
Fifth Third Bancorp	2,857,550	45,149
Citizens Financial Group Inc.	2,062,250	43,823
KeyCorp	3,482,075	38,860
Julius Baer Group Ltd.	673,872	28,604
Progressive Corp.	796,525	24,891
American Tower Corporation	247,421	23,342
Invesco Ltd.	695,225	20,808
* Genworth Financial Inc. Class A	2,832,750	7,875
		4,527,547
Health Care (14.3%)
Bristol-Myers Squibb Co.	5,420,800	336,957
Medtronic plc	3,887,644	295,150
Merck & Co. Inc.	4,706,375	238,472
UnitedHealth Group Inc.	1,643,600	189,277
AstraZeneca plc ADR	5,746,800	185,162
Aetna Inc.	1,340,831	136,550
* Allergan plc	394,100	112,094
Johnson & Johnson	1,018,700	106,393
* HCA Holdings Inc.	1,396,983	97,202
McKesson Corp.	570,200	91,791
* Mylan NV	1,707,800	89,984
* Biogen Inc.	271,100	74,026
Abbott Laboratories	1,466,448	55,505
Pfizer Inc.	1,770,875	53,994
Baxalta Inc.	1,197,863	47,926
Cigna Corp.	342,391	45,743
Baxter International Inc.	1,197,863	43,842
Eli Lilly & Co.	527,100	41,694
		2,241,762

Industrials (8.7%)
Eaton Corp. plc	4,350,500	219,744
Honeywell International Inc.	1,850,000	190,920
Raytheon Co.	1,458,600	187,051
Parker-Hannifin Corp.	1,281,150	124,477
* Sensata Technologies Holding NV	3,015,300	110,661
Stanley Black & Decker Inc.	1,137,175	107,281
Dover Corp.	1,685,342	98,508
Kansas City Southern	1,260,385	89,336
* Hertz Global Holdings Inc.	9,487,700	86,148
American Airlines Group Inc.	1,981,500	77,259
Masco Corp.	1,920,894	50,692
L-3 Communications Holdings Inc.	211,050	24,659
		1,366,736
Information Technology (16.8%)
* NXP Semiconductors NV	3,242,300	242,459
Cisco Systems Inc.	9,309,325	221,469
Avago Technologies Ltd. Class A	1,623,300	217,051
Lam Research Corp.	2,944,000	211,350
* Arrow Electronics Inc.	3,931,450	202,863
* Alphabet Inc. Class A	174,600	132,932
Microsoft Corp.	2,229,250	122,809
Harris Corp.	1,410,715	122,690
Oracle Corp.	3,368,700	122,318
Accenture plc Class A	1,097,700	115,851
* Cognizant Technology Solutions Corp. Class A	1,729,900	109,520
* ARRIS International plc	4,129,400	105,176
* Check Point Software Technologies Ltd.	1,293,700	101,956
Apple Inc.	990,900	96,454
Intel Corp.	3,012,125	93,436
Skyworks Solutions Inc.	1,160,600	79,989
* Micron Technology Inc.	6,860,100	75,667
Hewlett Packard Enterprise Co.	5,372,675	73,928
HP Inc.	5,372,675	52,169
TE Connectivity Ltd.	865,010	49,444
Seagate Technology plc	1,481,079	43,025
QUALCOMM Inc.	871,550	39,516
		2,632,072
Materials (2.0%)
Celanese Corp. Class A	1,943,400	123,736
PPG Industries Inc.	1,055,200	100,371
Methanex Corp.	3,432,206	91,022
		315,129
Other (0.3%)
2 Vanguard Value ETF	703,525	54,622

Telecommunication Services (0.2%)
AT&T Inc.	815,225	29,397

Utilities (2.1%)
PG&E Corp.	2,370,300	130,153
NextEra Energy Inc.	744,100	83,123
Entergy Corp.	788,774	55,672

Edison International	852,150	52,663
321,611
Total Common Stocks (Cost $14,090,911)	15,225,201
Coupon
Temporary Cash Investments (3.0%)[1]
Money Market Fund (1.5%)
[3,4] Vanguard Market Liquidity Fund	0.441%	226,865,524	226,866

Face
Maturity	Amount
Date	($000)
Repurchase Agreement (1.1%)
Bank of America Securities, LLC
(Dated1/29/16, Repurchase Value
$176,705,000,collateralized by Government
National Mortgage Assn. 4.000%, 7/20/44,
with a value of $180,234,000)	0.340%	2/1/16	176,700	176,700

U.S. Government and Agency Obligations (0.4%)
[5,6] Federal Home Loan Bank Discount Notes	0.200%	2/19/16	3,000	3,000
5	Federal Home Loan Bank Discount Notes	0.300%	3/9/16	50,000	49,984
5	Federal Home Loan Bank Discount Notes	0.245%	4/20/16	6,000	5,996
[5,6] Federal Home Loan Bank Discount Notes	0.290%	4/29/16	5,000	4,996
[5,6] Federal Home Loan Bank Discount Notes	0.582%	7/8/16	2,000	1,996
65,972
Total Temporary Cash Investments (Cost $469,538)	469,538
Total Investments (100.1%) (Cost $14,560,449)	15,694,739
Other Assets and Liabilities-Net (-0.1%)[4]	(12,899)
Net Assets (100%)	15,681,840

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,194,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.3% and 1.8%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $6,270,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $8,993,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.

Windsor Fund

When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,100,751	124,450	—
Temporary Cash Investments	226,866	242,672	—
Futures Contracts—Assets[1]	4,691	—	—
Total	15,332,308	367,122	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or

Windsor Fund

sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	1,899	183,263	(5,377)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At January 31, 2016, the cost of investment securities for tax purposes was $14,560,449,000. Net unrealized appreciation of investment securities for tax purposes was $1,134,290,000, consisting of unrealized gains of $2,777,981,000 on securities that had risen in value since their purchase and $1,643,691,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Windsor II Fund

Schedule of Investments
As of January 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (98.3%)[1]
Consumer Discretionary (9.9%)
	Johnson Controls Inc.	20,092,763	720,727
	Ford Motor Co.	50,539,500	603,442
	Target Corp.	7,008,600	507,563
	Advance Auto Parts Inc.	1,692,065	257,278
	Omnicom Group Inc.	2,680,400	196,607
	Delphi Automotive plc	2,877,023	186,834
	DR Horton Inc.	6,712,400	184,658
	Viacom Inc. Class B	3,087,600	140,918
*	Norwegian Cruise Line Holdings Ltd.	2,794,376	126,781
*	Madison Square Garden Co. Class A	732,967	112,935
*	Bed Bath & Beyond Inc.	2,494,782	107,700
	Lennar Corp. Class A	2,353,181	99,187
	General Motors Co.	3,223,400	95,542
	Genuine Parts Co.	1,025,181	88,340
	Comcast Corp. Class A	1,428,300	79,571
	Renault SA	888,771	75,415
*	Houghton Mifflin Harcourt Co.	4,204,138	75,002
	Honda Motor Co. Ltd. ADR	2,753,500	74,400
*	Discovery Communications Inc. Class A	2,681,800	73,991
*,^ JC Penney Co. Inc.		9,613,500	69,794
*	Deckers Outdoor Corp.	992,800	49,104
	CBS Corp. Class B	976,000	46,360
*	Meritage Homes Corp.	1,390,408	45,897
*	MSG Networks Inc.	2,577,276	45,077
	CalAtlantic Group Inc.	1,268,190	41,203
^	Nordstrom Inc.	824,900	40,503
	Harley-Davidson Inc.	897,000	35,880
	McDonald's Corp.	13,500	1,671
	Leggett & Platt Inc.	33,200	1,378
	Carnival Corp.	28,500	1,372
	Lear Corp.	11,450	1,189
	News Corp. Class B	81,900	1,093
	Goodyear Tire & Rubber Co.	38,200	1,085
	Darden Restaurants Inc.	15,200	958
	Best Buy Co. Inc.	7,900	221
	Hasbro Inc.	2,400	178
	Ralph Lauren Corp. Class A	1,400	157
	Whirlpool Corp.	1,100	148
			4,190,159
Consumer Staples (8.7%)
	Philip Morris International Inc.	12,021,953	1,082,096
	Imperial Tobacco Group plc ADR	8,297,725	899,183
	Altria Group Inc.	11,739,332	717,391
	Kellogg Co.	4,069,342	298,852
	Procter & Gamble Co.	3,582,580	292,661
	Molson Coors Brewing Co. Class B	2,116,778	191,526
	CVS Health Corp.	1,324,625	127,945
	Wal-Mart Stores Inc.	977,800	64,887

	Bunge Ltd.	394,800	24,481
	Coca-Cola Co.	76,100	3,266
	ConAgra Foods Inc.	40,000	1,666
	Tyson Foods Inc. Class A	30,200	1,611
	Campbell Soup Co.	27,000	1,523
	Ingredion Inc.	15,100	1,521
*	Herbalife Ltd.	25,900	1,197
	PepsiCo Inc.	12,000	1,192
*,^ Pilgrim's Pride Corp.		49,800	1,105
^	Coty Inc. Class A	44,700	1,100
	Clorox Co.	3,300	426
	Kimberly-Clark Corp.	1,000	128
	Dr Pepper Snapple Group Inc.	1,200	113
			3,713,870
Energy (10.0%)
	Occidental Petroleum Corp.	10,545,757	725,864
	Phillips 66	8,673,869	695,211
	BP plc ADR	18,102,698	585,984
	ConocoPhillips	14,948,703	584,195
	Chevron Corp.	4,230,799	365,837
	Marathon Petroleum Corp.	6,223,959	260,099
	Hess Corp.	3,866,900	164,343
^	Range Resources Corp.	4,797,500	141,814
	Marathon Oil Corp.	11,494,900	111,845
	Royal Dutch Shell plc ADR	2,152,506	94,560
	Pioneer Natural Resources Co.	645,600	80,022
	Schlumberger Ltd.	1,102,200	79,656
	EOG Resources Inc.	948,100	67,334
	Anadarko Petroleum Corp.	1,502,700	58,741
*	Cobalt International Energy Inc.	14,963,900	56,713
	Murphy Oil Corp.	2,212,200	43,381
*	Dril-Quip Inc.	678,300	39,776
*,^ Seadrill Ltd.		16,480,007	34,114
*	Kosmos Energy Ltd.	5,210,700	23,813
	Exxon Mobil Corp.	91,482	7,122
	Valero Energy Corp.	31,000	2,104
	Tesoro Corp.	15,800	1,379
	Plains GP Holdings LP Class A	168,700	1,350
	HollyFrontier Corp.	38,200	1,336
	Ensco plc Class A	129,900	1,270
^	Noble Corp. plc	160,600	1,251
	Diamond Offshore Drilling Inc.	44,299	824
	Apache Corp.	8,400	357
	Spectra Energy Corp.	12,600	346
	Devon Energy Corp.	12,100	338
	Nabors Industries Ltd.	44,000	324
	Columbia Pipeline Group Inc.	9,400	174
	ONEOK Inc.	7,000	174
			4,231,651
Financials (20.4%)
	JPMorgan Chase & Co.	20,656,309	1,229,050
	Wells Fargo & Co.	23,241,573	1,167,424
	Bank of America Corp.	74,320,926	1,050,898
	PNC Financial Services Group Inc.	10,588,368	917,482
	Citigroup Inc.	19,541,244	832,066
	Capital One Financial Corp.	8,533,138	559,945

American Express Co.	7,922,296	423,843
American International Group Inc.	4,114,293	232,375
Intercontinental Exchange Inc.	710,700	187,483
Corrections Corp. of America	5,193,934	149,637
Navient Corp.	15,068,952	144,059
MetLife Inc.	2,931,000	130,869
Aon plc	1,469,500	129,066
Goldman Sachs Group Inc.	781,179	126,207
Hartford Financial Services Group Inc.	2,996,000	120,379
SunTrust Banks Inc.	3,214,167	117,574
State Street Corp.	1,828,900	101,925
* SLM Corp.	14,934,252	95,579
BNP Paribas SA	2,003,264	94,899
Citizens Financial Group Inc.	4,382,800	93,135
Fifth Third Bancorp	5,684,500	89,815
CBOE Holdings Inc.	1,252,000	83,408
Barclays plc	29,250,464	78,271
Unum Group	2,655,600	76,056
Morgan Stanley	2,394,800	61,978
Allstate Corp.	826,800	50,104
Host Hotels & Resorts Inc.	3,371,800	46,700
* OneMain Holdings Inc. Class A	1,676,800	44,318
Charles Schwab Corp.	1,492,100	38,093
Lincoln National Corp.	893,861	35,272
Sumitomo Mitsui Financial Group Inc.	1,012,300	33,961
Prudential Financial Inc.	432,814	30,332
* Synchrony Financial	1,044,121	29,674
Bank of New York Mellon Corp.	778,200	28,186
Travelers Cos. Inc.	19,600	2,098
Digital Realty Trust Inc.	20,400	1,634
Everest Re Group Ltd.	8,200	1,467
Regions Financial Corp.	175,900	1,428
Extra Space Storage Inc.	15,700	1,424
Mid-America Apartment Communities Inc.	14,500	1,360
Lamar Advertising Co. Class A	23,700	1,330
Northern Trust Corp.	20,900	1,298
Reinsurance Group of America Inc. Class A	15,300	1,289
Voya Financial Inc.	32,500	994
Cincinnati Financial Corp.	16,700	962
Discover Financial Services	21,000	962
* Santander Consumer USA Holdings Inc.	89,500	935
Aflac Inc.	16,000	927
VEREIT Inc.	116,100	895
* Arch Capital Group Ltd.	9,600	649
US Bancorp	16,149	647
Senior Housing Properties Trust	36,900	534
Hospitality Properties Trust	19,400	458
UDR Inc.	12,200	434
Nasdaq Inc.	6,000	372
Legg Mason Inc.	6,000	184
Progressive Corp.	5,800	181
		8,652,525
Health Care (17.4%)
Pfizer Inc.	39,495,182	1,204,208
Medtronic plc	15,410,906	1,169,996
Johnson & Johnson	9,073,191	947,604
Merck & Co. Inc.	16,195,300	820,616

Anthem Inc.	6,167,407	804,785
Sanofi ADR	18,097,800	753,592
Zoetis Inc.	7,606,197	327,447
Eli Lilly & Co.	2,247,899	177,809
UnitedHealth Group Inc.	1,414,200	162,859
GlaxoSmithKline plc ADR	2,929,600	120,963
Cigna Corp.	885,613	118,318
* Mallinckrodt plc	1,843,000	107,060
Aetna Inc.	1,021,500	104,029
St. Jude Medical Inc.	1,912,516	101,096
Sanofi	1,020,000	84,824
Stryker Corp.	773,400	76,683
Roche Holding AG	231,900	60,068
* Express Scripts Holding Co.	795,500	57,173
Baxalta Inc.	1,315,940	52,651
Zimmer Biomet Holdings Inc.	512,900	50,910
Humana Inc.	287,500	46,802
AbbVie Inc.	574,077	31,517
Cardinal Health Inc.	18,400	1,497
Bristol-Myers Squibb Co.	19,353	1,203
* Hologic Inc.	34,000	1,154
* Quintiles Transnational Holdings Inc.	9,700	590
Agilent Technologies Inc.	4,400	166
		7,385,620
Industrials (10.6%)
Honeywell International Inc.	8,459,161	872,985
Raytheon Co.	6,424,394	823,864
United Technologies Corp.	9,274,400	813,272
General Dynamics Corp.	4,516,260	604,140
Xylem Inc.	7,883,399	283,408
Cummins Inc.	1,503,500	135,150
Parker-Hannifin Corp.	1,366,800	132,798
Union Pacific Corp.	1,455,100	104,767
Rockwell Automation Inc.	892,500	85,296
Tyco International plc	2,426,800	83,458
General Electric Co.	2,393,527	69,652
^ CNH Industrial NV	10,701,900	66,994
American Airlines Group Inc.	1,663,600	64,864
* Copart Inc.	1,680,200	56,304
Eaton Corp. plc	1,085,700	54,839
Rockwell Collins Inc.	570,400	46,134
Boeing Co.	379,400	45,577
PACCAR Inc.	817,400	40,110
Embraer SA ADR	1,152,200	33,160
Stanley Black & Decker Inc.	312,000	29,434
Koninklijke Philips NV	1,094,921	29,212
Northrop Grumman Corp.	9,000	1,666
Owens Corning	30,300	1,400
Trinity Industries Inc.	62,800	1,345
* Quanta Services Inc.	68,600	1,283
Alaska Air Group Inc.	15,700	1,105
AGCO Corp.	13,900	678
Waste Management Inc.	12,600	667
Fluor Corp.	9,200	413
Allison Transmission Holdings Inc.	11,400	271
ADT Corp.	8,500	251
Expeditors International of Washington Inc.	5,500	248

ManpowerGroup Inc.	2,000	153
Equifax Inc.	1,000	106
		4,485,004
Information Technology (13.7%)
Microsoft Corp.	24,309,090	1,339,188
Oracle Corp.	21,305,600	773,606
QUALCOMM Inc.	12,739,800	577,623
Apple Inc.	4,669,236	454,503
Intel Corp.	13,639,300	423,091
Corning Inc.	16,116,900	299,936
* Alphabet Inc. Class A	381,363	290,351
Cisco Systems Inc.	8,809,200	209,571
Visa Inc. Class A	2,345,300	174,701
Hewlett Packard Enterprise Co.	12,580,700	173,110
Samsung Electronics Co. Ltd.	153,400	148,407
* eBay Inc.	5,417,700	127,099
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,230,300	116,897
Teradyne Inc.	5,525,200	107,355
* Alphabet Inc. Class C	121,133	89,996
* NXP Semiconductors NV	1,165,125	87,128
Applied Materials Inc.	4,700,500	82,964
Fidelity National Information Services Inc.	1,321,800	78,951
Telefonaktiebolaget LM Ericsson ADR	8,386,200	74,637
International Business Machines Corp.	542,725	67,727
HP Inc.	6,877,750	66,783
* Teradata Corp.	1,161,200	28,264
Texas Instruments Inc.	35,100	1,858
NVIDIA Corp.	57,800	1,693
Western Union Co.	78,600	1,402
Avnet Inc.	34,600	1,381
* Flextronics International Ltd.	125,100	1,311
* NCR Corp.	55,600	1,187
Jabil Circuit Inc.	58,130	1,157
Total System Services Inc.	24,900	1,000
Computer Sciences Corp.	27,900	895
Juniper Networks Inc.	30,100	710
Lam Research Corp.	9,400	675
CSRA Inc.	23,200	621
Motorola Solutions Inc.	8,000	534
* Arrow Electronics Inc.	7,700	397
		5,806,709
Materials (2.1%)
Air Products & Chemicals Inc.	5,789,962	733,646
International Paper Co.	2,909,700	99,541
Monsanto Co.	438,600	39,737
Packaging Corp. of America	487,600	24,785
Dow Chemical Co.	55,800	2,344
LyondellBasell Industries NV Class A	25,620	1,998
Avery Dennison Corp.	22,700	1,382
Sealed Air Corp.	30,000	1,216
EI du Pont de Nemours & Co.	900	47
		904,696
Other (0.2%)
SPDR S&P500 ETF Trust	253,612	49,167
2 Vanguard Value ETF	630,600	48,960
		98,127

Telecommunication Services (2.7%)
	Verizon Communications Inc.			15,184,523	758,771
	AT&T Inc.			8,261,807	297,921
	Vodafone Group plc ADR			3,245,936	104,519
	CenturyLink Inc.			64,800	1,647
					1,162,858
Utilities (2.6%)
3	CenterPoint Energy Inc.			25,962,113	463,943
	Entergy Corp.			5,141,678	362,900
*	Calpine Corp.			8,835,200	135,267
	NRG Energy Inc.			6,706,200	71,354
	PPL Corp.			1,149,600	40,305
	Southern Co.			767,800	37,561
	American Electric Power Co. Inc.			33,500	2,042
	Exelon Corp.			67,700	2,002
	Public Service Enterprise Group Inc.			44,300	1,829
	Consolidated Edison Inc.			25,200	1,749
	FirstEnergy Corp.			50,400	1,666
	CMS Energy Corp.			38,300	1,489
	UGI Corp.			39,400	1,340
	Atmos Energy Corp.			11,100	768
	Ameren Corp.			16,300	732
	NextEra Energy Inc.			1,100	123
					1,125,070
Total Common Stocks (Cost $35,129,685)					41,756,289
		Coupon
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.0%)
[4,5] Vanguard Market Liquidity Fund		0.441%		873,644,186	873,644

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6	Federal Home Loan Bank Discount Notes	0.466%	3/7/16	3,900	3,899
6	Federal Home Loan Bank Discount Notes	0.245%	4/20/16	1,000	999
[6,7] Federal Home Loan Bank Discount Notes		0.290%–0.294%	4/29/16	12,500	12,490
[6,7] Federal Home Loan Bank Discount Notes		0.501%	5/3/16	8,000	7,993
					25,381
Total Temporary Cash Investments (Cost $899,023)					899,025
Total Investments (100.4%) (Cost $36,028,708)					42,655,314
Other Assets and Liabilities-Net (-0.4%)[5]					(166,542)
Net Assets (100%)					42,488,772

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $58,391,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.0% and 1.4%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $65,763,000 of collateral received for securities on loan.

6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $15,587,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	41,180,444	575,845	—
Temporary Cash Investments	873,644	25,381	—
Futures Contracts—Assets[1]	8,317	—	—
Futures Contracts—Liabilities[1]	(183)	—	—
Total	42,062,222	601,226	—

Windsor II Fund

1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	3,223	311,036	12,264

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2016, the cost of investment securities for tax purposes was $36,028,708,000. Net unrealized appreciation of investment securities for tax purposes was $6,626,606,000, consisting of unrealized gains of $11,762,375,000 on securities that had risen in value since their purchase and $5,135,769,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2015		from		Capital Gain	Jan. 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
CenterPoint Energy Inc.	485,793	—	3,764	6,482	—	463,943
Vanguard Market Liquidity	1,700,854	NA2	NA2	986	—	873,644
Fund

Windsor II Fund

Vanguard Value ETF	104,200	—	51,429	742	—	48,960
Total	2,290,847			8,210	—	1,386,547
1 Includes net realized gain (loss) on affiliated investment securities sold of $18,795,000. 2 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 17, 2016
VANGUARD WINDSOR FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 17, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.